Significant Accounting Policies - Schedule of Net Revenue Segregated By Geographic Regions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Total	$ 14,105,620	$ 15,997,954	$ 20,283,245
PRC [Member]
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Revenue	12,196,548	12,117,240	15,285,549
Overseas [Member]
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Revenue	$ 1,909,072	$ 3,880,714	$ 4,997,696